[LOGO]USAA(R)

                                 USAA CALIFORNIA
                                           BOND Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                     [GRAPHIC]
                             NONE OF THE INCOME FROM OUR
                          TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]                  SUBJECT TO THE AMT...A COMMITMENT
                           WE PLAN TO KEEP IN THE FUTURE.
                                     [GRAPHIC]
--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                2

FINANCIAL INFORMATION

     Distributions to Shareholders                                       12

     Independent Auditors' Report                                        13

     Portfolio of Investments                                            14

     Notes to Portfolio of Investments                                   22

     Financial Statements                                                23

     Notes to Financial Statements                                       26

DIRECTORS' INFORMATION                                                   33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE

--------------------------------------------------------------------------------
         High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in long-term, investment-grade California tax-exempt securities.

------------------------------------------------------------------------------------------
                                                          3/31/02             3/31/01
------------------------------------------------------------------------------------------
Net Assets                                             $660.9 Million      $663.2 Million
Net Asset Value Per Share                                 $10.73              $11.03
Tax-Exempt Dividends Per Share Last 12 Months             $0.532              $0.565
Capital Gain Distributions Per Share Last 12 Months          -                   -

------------------------------------------------------------------------------------------
                           30 DAY SEC YIELD* AS OF 3/31/02
------------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                             4.41%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2002

--------------------------------------------------------------------------------
                TOTAL RETURN    =    DIVIDEND RETURN      +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          6.46%         =          5.70%          +         0.76%
5 YEARS           5.86%         =          5.41%          +         0.45%
1 YEAR            2.20%         =          4.83%          +        -2.63%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                                [CHART]

TOTAL RETURN:
----------------------

3/31/1993       12.56%
3/31/1994        0.31%
3/31/1995        6.89%
3/31/1996        9.35%
3/31/1997        6.60%
3/31/1998       12.33%
3/31/1999        6.46%
3/31/2000       -2.91%
3/31/2001       12.05%
3/31/2002        2.20%


DIVIDEND RETURN:
----------------------

3/31/1993        6.54%
3/31/1994        5.17%
3/31/1995        6.19%
3/31/1996        6.08%
3/31/1997        5.93%
3/31/1998        5.95%
3/31/1999        5.39%
3/31/2000        5.15%
3/31/2001        5.79%
3/31/2002        4.83%

CHANGE IN SHARE PRICE:
----------------------

3/31/1993        6.02%
3/31/1994       -4.86%
3/31/1995        0.70%
3/31/1996        3.27%
3/31/1997        0.67%
3/31/1998        6.38%
3/31/1999        1.07%
3/31/2000       -8.06%
3/31/2001        6.26%
3/31/2002       -2.63%




         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                       [CHART]

                           12-MONTH DIVIDEND YIELD COMPARISON
                           ----------------------------------

                                                    LIPPER CALIFORNIA MUNICIPAL
                USAA CALIFORNIA BOND FUND               DEBT FUNDS AVERAGE
                -------------------------           ---------------------------

3/31/93                  5.8                                   5.83
3/31/94                  5.85                                  5.79
3/31/95                  5.83                                  5.6
3/31/96                  5.74                                  5.25
3/31/97                  5.77                                  5.13
3/31/98                  5.36                                  4.77
3/31/99                  5.2                                   4.51
3/31/00                  5.54                                  4.76
3/31/01                  5.15                                  4.52
3/31/02                  4.94                                  4.44

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                                       [CHART]

                                          CUMULATIVE PERFORMANCE COMPARISION
                                          ----------------------------------

             USAA CA        LEHMAN BROS MUNI       LIPPER CA MUNI DEBT       LIPPER CA MUNI DEBT
            BOND FUND          BOND INDEX               FUNDS AVG                FUNDS INDEX
            ---------       ----------------       -------------------       -------------------
Mar-92      10000.00           10000.00                  10000.00                  10000.00
Apr-92      10071.33           10088.94                  10084.12                  10086.77
May-92      10168.60           10207.75                  10217.54                  10216.94
Jun-92      10342.37           10378.84                  10391.31                  10390.48
Jul-92      10692.25           10690.14                  10727.46                  10725.61
Aug-92      10505.93           10585.92                  10564.45                  10565.03
Sep-92      10567.22           10655.17                  10609.90                  10608.42
Oct-92      10274.42           10550.28                  10392.97                  10394.47
Nov-92      10619.61           10739.36                  10671.32                  10673.25
Dec-92      10774.68           10849.01                  10816.26                  10819.37
Jan-93      10896.45           10975.29                  10931.52                  10936.07
Feb-93      11364.27           11372.12                  11381.99                  11404.35
Mar-93      11255.44           11251.95                  11254.88                  11271.69
Apr-93      11392.81           11365.33                  11381.71                  11394.37
May-93      11449.53           11429.15                  11446.86                  11454.22
Jun-93      11677.83           11620.27                  11637.85                  11652.70
Jul-93      11675.41           11635.21                  11631.59                  11643.23
Aug-93      11923.75           11877.59                  11906.16                  11921.50
Sep-93      12042.55           12013.04                  12055.95                  12078.10
Oct-93      12081.42           12036.12                  12076.43                  12096.55
Nov-93      11918.32           11929.87                  11939.70                  11954.92
Dec-93      12147.84           12181.75                  12168.25                  12190.80
Jan-94      12323.58           12320.93                  12308.80                  12329.44
Feb-94      11975.84           12001.83                  12017.03                  12025.23
Mar-94      11289.97           11513.00                  11491.04                  11482.65
Apr-94      11375.80           11610.77                  11504.14                  11498.60
May-94      11477.19           11711.25                  11610.86                  11603.83
Jun-94      11350.10           11639.62                  11536.24                  11523.54
Jul-94      11573.19           11853.15                  11757.73                  11747.96
Aug-94      11643.69           11894.22                  11788.16                  11780.37
Sep-94      11423.47           11719.74                  11602.40                  11592.36
Oct-94      11133.15           11511.64                  11372.61                  11363.46
Nov-94      10865.12           11303.21                  11132.09                  11112.11
Dec-94      11015.24           11552.04                  11321.90                  11311.09
Jan-95      11534.76           11882.34                  11703.21                  11703.57
Feb-95      11984.35           12227.92                  12079.99                  12080.09
Mar-95      12067.43           12368.46                  12197.33                  12192.30
Apr-95      12099.63           12383.05                  12198.90                  12194.30
May-95      12536.00           12778.19                  12616.94                  12610.71
Jun-95      12367.36           12666.51                  12422.34                  12413.73
Jul-95      12440.45           12786.34                  12493.32                  12484.04
Aug-95      12574.87           12948.61                  12638.57                  12626.67
Sep-95      12708.00           13030.42                  12726.89                  12720.93
Oct-95      12956.00           13219.84                  12963.12                  12950.83
Nov-95      13240.37           13439.47                  13244.07                  13221.63
Dec-95      13422.59           13568.47                  13417.47                  13392.18
Jan-96      13488.96           13670.99                  13464.53                  13441.05
Feb-96      13401.67           13578.65                  13362.26                  13341.81
Mar-96      13196.19           13405.19                  13125.31                  13107.71
Apr-96      13200.56           13367.17                  13073.93                  13061.77
May-96      13213.36           13362.07                  13096.97                  13076.40
Jun-96      13400.93           13507.71                  13251.67                  13223.62
Jul-96      13520.98           13629.91                  13398.82                  13371.23
Aug-96      13545.13           13626.86                  13397.32                  13374.35
Sep-96      13767.70           13817.30                  13604.87                  13579.05
Oct-96      13950.10           13973.45                  13754.20                  13729.66
Nov-96      14196.70           14229.41                  14023.11                  13993.35
Dec-96      14146.36           14169.32                  13952.49                  13923.57
Jan-97      14133.75           14196.14                  13930.49                  13907.28
Feb-97      14293.67           14326.50                  14054.62                  14033.84
Mar-97      14067.63           14135.38                  13861.32                  13839.86
Apr-97      14188.81           14253.85                  13991.85                  13966.33
May-97      14428.99           14468.39                  14207.25                  14179.83
Jun-97      14593.27           14622.51                  14354.28                  14331.00
Jul-97      15014.63           15027.50                  14809.37                  14772.20
Aug-97      14914.65           14886.62                  14640.70                  14613.26
Sep-97      15124.21           15063.14                  14834.96                  14811.89
Oct-97      15233.99           15160.23                  14921.71                  14899.21
Nov-97      15339.77           15249.51                  15016.43                  14989.30
Dec-97      15607.89           15471.86                  15251.96                  15227.77
Jan-98      15773.17           15631.41                  15409.76                  15377.07
Feb-98      15771.97           15636.16                  15401.32                  15374.21
Mar-98      15802.63           15650.08                  15402.74                  15377.80
Apr-98      15688.75           15579.47                  15297.99                  15277.42
May-98      15967.58           15825.92                  15566.28                  15537.49
Jun-98      16056.73           15888.38                  15627.19                  15601.08
Jul-98      16099.00           15928.10                  15655.19                  15632.56
Aug-98      16429.20           16174.21                  15924.69                  15898.21
Sep-98      16659.11           16375.85                  16164.28                  16137.66
Oct-98      16582.56           16375.51                  16107.38                  16082.31
Nov-98      16670.31           16432.88                  16174.32                  16154.72
Dec-98      16683.14           16474.30                  16177.99                  16164.77
Jan-99      16882.81           16670.17                  16359.68                  16344.29
Feb-99      16805.71           16597.52                  16275.52                  16263.49
Mar-99      16823.42           16620.27                  16300.83                  16293.87
Apr-99      16835.82           16661.68                  16324.59                  16317.87
May-99      16706.60           16565.27                  16197.41                  16189.20
Jun-99      16395.18           16326.97                  15924.48                  15923.87
Jul-99      16405.33           16386.38                  15952.48                  15954.66
Aug-99      16192.60           16255.00                  15745.15                  15756.21
Sep-99      16158.72           16261.79                  15730.51                  15745.36
Oct-99      15799.16           16085.61                  15459.91                  15472.20
Nov-99      15922.75           16256.70                  15613.88                  15628.18
Dec-99      15811.52           16135.51                  15450.68                  15463.67
Jan-00      15699.69           16065.24                  15340.48                  15354.59
Feb-00      15960.85           16251.95                  15598.59                  15605.47
Mar-00      16333.29           16607.03                  16015.27                  16005.90
Apr-00      16214.58           16508.92                  15867.20                  15860.44
May-00      16153.59           16423.04                  15780.35                  15781.59
Jun-00      16658.22           16858.23                  16254.65                  16237.00
Jul-00      16942.00           17092.80                  16521.51                  16498.47
Aug-00      17274.83           17356.23                  16872.77                  16855.95
Sep-00      17187.65           17265.93                  16772.72                  16751.69
Oct-00      17378.87           17454.33                  16926.68                  16904.99
Nov-00      17536.29           17586.39                  17056.78                  17029.49
Dec-00      18080.64           18020.90                  17513.43                  17467.13
Jan-01      18047.18           18199.46                  17584.73                  17541.12
Feb-01      18123.52           18257.17                  17636.69                  17597.78
Mar-01      18296.86           18420.79                  17752.15                  17711.92
Apr-01      17847.14           18221.19                  17391.96                  17364.26
May-01      18038.98           18417.40                  17602.97                  17578.79
Jun-01      18145.01           18540.63                  17712.99                  17691.08
Jul-01      18493.07           18815.26                  18016.53                  17983.91
Aug-01      19006.05           19125.19                  18485.43                  18444.30
Sep-01      18872.77           19061.03                  18382.01                  18330.00
Oct-01      19037.20           19288.13                  18575.76                  18523.37
Nov-01      18894.46           19125.53                  18397.83                  18356.83
Dec-01      18674.94           18944.60                  18176.66                  18149.48
Jan-02      18883.92           19273.20                  18433.34                  18401.69
Feb-02      19096.41           19505.39                  18643.39                  18604.13
Mar-02      18702.57           19123.16                  18194.66                  18178.28

         DATA FROM 3/31/92 THROUGH 3/31/02.

         See the following page for benchmark definitions.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

             - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

             - The Lipper California Municipal Debt Funds Average, an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

             - The Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THIS PERIOD?

         Your USAA California Bond Fund provided a total return of 2.20% vs. an average of 2.31% for the 108 funds in the Lipper California Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.94%, well above the 4.44% Lipper category average yield.

                                       * * * * *

         THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE PERIOD ENDING MARCH 31, 2002.

         REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME
         PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR MORNINGSTAR RATING METRICS. THE USAA CALIFORNIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,658 FUNDS IN THE LAST THREE YEARS, 1,507 FUNDS IN THE LAST FIVE YEARS, AND 505 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA CALIFORNIA BOND FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS, 5 STARS, AND 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT RELEVANT MARKET CONDITIONS MARKED THE PERIOD FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The Federal Reserve Board (the Fed), concerned about declining employment and reduced capital investment, aggressively cut short-term interest rates throughout the period. Long-term rates fell until mid-November, when the financial markets sensed an economic rebound. Interest rates then began to climb, especially in the short and intermediate maturities, in anticipation of an end to the Fed's "easy money" policy.

WHAT WERE THE CONDITIONS IN THE STATE OF CALIFORNIA?

         California's economy is diverse, resilient, and poised to improve. However, the economic downturn, failed power deregulation, and a severe decline in income tax collections have strained state finances. The large projected budget deficit foreshadows a contentious legislative debate and late budget passage. Nevertheless, between cash reserves and internal fund borrowing power, the state has adequate liquidity. Later this year, a $12.5 billion power bond deal will reimburse the general fund for prior power purchases. The state's general obligation bonds are rated A1 (Moody's), A+ (Standard & Poor's), and AA (Fitch Ratings). We will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

         My goal is to produce a high level of tax-exempt income over a three-to five-year investment horizon--with the best after-tax total return. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. During the period, I shortened the Fund's weighted average maturity in

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

         anticipation of rising interest rates. I improved the Fund's average credit quality by buying more insured and AAA-rated bonds. As the economy improves, I plan to purchase selected medium-grade securities (BBB-rated and A-rated) at attractive yields.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

         The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing. A municipal default is unusual because:

             - Most municipal revenues are relatively stable and predictable.

             - Municipals have much lower event risk. Cities don't make leveraged buyouts.

             - The annual budget and debt issuance are scrutinized by rival politicians, news media, and taxpayer groups.

WHAT IS THE OUTLOOK?

         The Fed may begin to raise short-term rates by summertime. Although most inflation indicators are benign, the jump in energy prices is a concern, and the Middle East conflict presents additional uncertainty. If the credit markets believe that inflation is contained, longer-term bonds may perform relatively well while the Fed raises short-term rates.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

-------------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
-------------------------------------------------------------------------------------
To match the USAA California Bond Fund's closing 30-day SEC yield of 4.41%,
and assuming a California state tax rate of      8.00%      9.30%      9.30%    9.30%
and marginal federal tax rates of:              27.00%     30.00%     35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:             6.57%      6.95%      7.48%    7.92%

         This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

         SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                      3/31/02
                      -------

AAA                                             69%
A                                               15%
AA                                               8%
BBB                                              5%
Cash Equivalents                                 3%


         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AA and BBB account for 0.9% and 0.3%, respectively, of the Fund's investments and are included in the appropriate category above.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA CALIFORNIA BOND FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

13

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA CALIFORNIA BOND FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA California Bond Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA California Bond Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

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                  of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (ETM)    Escrowed to final maturity.
         (PRE)    Prerefunded to a date prior to maturity.
         (LOC)    Enhanced by a bank letter of credit.
         (NBGA)   Enhanced by a nonbank guarantee agreement.
         (INS)    Scheduled principal and interest payments are insured by:
                  (1) MBIA, Inc.
                  (2) AMBAC Financial Group, Inc.
                  (3) Financial Guaranty Insurance Co.
                  (4) Financial Security Assurance Holdings Ltd.
                  (5) College Construction Loan Insurance Association
                  (6) ACA Financial Guaranty Corp.

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         CAB      Capital Appreciation Bond
         COP      Certificate of Participation
         GO       General Obligation
         MFH      Multifamily Housing
         PCRB     Pollution Control Revenue Bond
         RB       Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                      COUPON             FINAL        MARKET
   AMOUNT        SECURITY                                                        RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
                 FIXED-RATE INSTRUMENTS (96.9%)
                 CALIFORNIA (87.8%)
 $  2,835        Anaheim Public Financing Auth. RB,
                   Series 2002B (INS)(4)                                         5.25%       10/01/2018      $  2,884
    4,500        Antelope Valley Healthcare District RB,
                   Series 1997B (INS)(4)                                         5.20        01/01/2027         4,414
   19,000        Association of Bay Area Governments
                   Finance Auth. COP, Series 1999 (INS)(6)                       6.20        11/01/2029        20,012
    7,005        Benicia Unified School District GO,
                   Series 2000B (INS)(1,a)                                       5.91        08/01/2024         1,948
    4,180        Brea Redevelopment Agency Tax
                   Allocation Refunding Bonds,
                   Series A(INS)(2)                                              5.00        08/01/2023         4,044
    3,130        Burbank Unified School District GO,
                   Series 1998B (INS)(3,a)                                       5.30        08/01/2023           925
   10,445        Castaic Lake Water Agency Financing
                   Corp. COP, Series 1999A (INS)(2,a)                            5.68        08/01/2022         3,274
                 Commerce Community Development
                   Commission Tax Allocation Bonds,
    3,740          Series 1997A, Project #1 (INS)(1,a)                           5.50        08/01/2022         1,172
    3,740          Series 1997A, Project #1 (INS)(1,a)                           5.50        08/01/2023         1,103
    5,000        Coronado Community Development Agency
                   Tax Allocation Bonds, Series 2000 (INS)(1)                    5.60        09/01/2030         5,169
    1,255        Cucamonga County Water District
                   COP (INS)(3)                                                  5.00        09/01/2021         1,222
    5,000        Desert Hospital District COP (PRE)                              6.39        07/28/2020         5,177
                 East Bay Municipal Utility District RB,
    6,810          Series 2001 (INS)(1)                                          5.00        06/01/2019         6,701
    7,300          Series 2001 (INS)(1)                                          5.00        06/01/2020         7,142
   10,000          Series 2001 (INS)(1)                                          5.00        06/01/2021         9,752
    4,910        Eastern Municipal Water District COP,
                   Series 2001A (INS)(3)                                         5.00        07/01/2018         4,853
                 Educational Facilities Auth. RB,
    1,775          Series 1992 (Mills College) (PRE)                             6.88        09/01/2022         1,848
    9,000          Series 1994 (National Univ.) (INS)(5)                         6.20        05/01/2021         9,696
    8,015          Series 1995 (Redland Univ.)                                   6.00        10/01/2025         8,271
    8,050          Series 1995A (California Education Pool)                      5.60        12/01/2020         8,181
    6,000          Series 2000 (Univ. of the Pacific) (INS)(1)                   5.75        11/01/2030         6,283
    2,210          Series 2002A (SantaClara Univ.) (INS)(1)                      5.00        02/01/2023         2,142
   18,000          Series N (Stanford Univ.)                                     5.20        12/01/2027        17,780
    9,000          Series R (Stanford Univ.)                                     5.00        11/01/2021         8,807

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                      COUPON             FINAL        MARKET
   AMOUNT        SECURITY                                                        RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
 $  5,945        Escondido COP, Series 2000A (INS)(3)                            5.75%       09/01/2030       $ 6,234
    2,000        Fontana Unified School District GO,
                   Series 1990D, 5.85/5.75%,5/01/2000 (INS)(3,c)                 5.75        05/01/2022         2,109
    1,500        Fresno Airport RB, Series 2000A (INS)(4)                        5.50        07/01/2030         1,529
    2,136        Fresno COP, Series 1991                                         8.50        05/01/2016         2,181
    1,650        Glendora Unified School District GO,
                   Series 2000A (INS)(4)                                         5.38        09/01/2025         1,667
                 Health Facilities Financing Auth. RB,
    3,175          Series 1992A (Scripps Memorial
                   Hospital) (INS)(1)                                            6.38        10/01/2022         3,306
    3,500          Series 1993C (Kaiser Permanente)                              5.60        05/01/2033         3,397
    2,000          Series 1994 (St. Pauls Episcopal Home) (NBGA)                 6.50        09/01/2014         2,200
    5,000          Series 1994A (Scripps Research Institute)                     6.63        07/01/2018         5,239
    1,000          Series 1997A (Sunny View) (NBGA)                              5.50        01/01/2019         1,008
    5,000          Series 1998B (Kaiser Permanente)                              5.00        10/01/2020         4,709
    4,180        Hollister Joint Powers Financing
                   Auth. RB (INS)(1)                                             5.90        12/01/2023         4,315
                 Housing Finance Agency Home Mortgage RB,
    5,990          Series 1994A                                                  6.55        08/01/2026         6,240
    2,680          Series L (INS)(4)                                             5.15        08/01/2017         2,682
    3,000        Housing Finance Agency MFH RB,
                   Series 1996A (INS)(2)                                         6.05        08/01/2027         3,101
    5,455        Imperial Beach MFH RB, Series 1995A                             6.45        09/01/2025         5,707
                 Infrastructure and Economic Development RB,
    1,000          Series 2000 (Scripps Research Institute)                      5.63        07/01/2020         1,030
    1,250          Series 2000 (Scripps Research Institute)                      5.75        07/01/2030         1,295
    3,240        Livermore-Amador Valley Water Management
                   Agency Sewer RB, Series A (INS)(2)                            5.00        08/01/2022         3,149
                 Los Angeles Department of Water and Power RB,
   10,000          Series 2001A (INS)(4)                                         5.25        07/01/2018        10,142
   14,500          Series 2001A                                                  5.00        07/01/2024        13,962
                 Los Angeles GO,
    3,400          Series A (INS)(1)                                             5.00        09/01/2017         3,398
    7,065          Series A (INS)(1)                                             5.00        09/01/2018         6,983
                 Los Angeles Unified School District GO,
    4,100          Series E (Election of 1997)(INS)(1,b)                         5.50        07/01/2017         4,311
    6,000          Series E (Election of 1997)(INS)(1,b)                         5.50        07/01/2018         6,260
                 Los Gatos-Saratoga Joint Union High School GO,
    1,030          Series 1998B                                                  5.13        12/01/2023         1,010
    1,125          Series 1998B                                                  5.25        12/01/2025         1,114

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                      COUPON             FINAL        MARKET
   AMOUNT        SECURITY                                                        RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
                 Menlo Park Community Development
                   Agency Tax Allocation Bonds,
 $  2,500          Series 2000 (INS)(2)                                          5.45%       06/01/2021      $  2,564
    6,390          Series 2000 (INS)(2)                                          5.50        06/01/2025         6,565
                 Monrovia Unified School District GO,
    3,550          Series B (INS)(3,a)                                           5.61        08/01/2024           986
    2,500          Series B (INS)(3,a)                                           5.67        08/01/2033           404
                 Oakland Unified School District GO,
   15,200          Series 2000F (INS)(1)                                         5.50        08/01/2024        15,561
    5,265          Series 2002 (INS)(3)                                          5.25        08/01/2020         5,305
    2,695        Palos Verdes Peninsula Unified School
                   District GO, Series 2000A                                     5.25        11/01/2020         2,706
                 Pasadena Unified School District GO,
    2,765          Series 1997C (INS)(4)                                         5.00        11/01/2016         2,789
    2,825          Series 1997C (INS)(4)                                         5.00        11/01/2017         2,826
   10,325        Pleasanton Joint Powers Financing Auth. RB,
                   Series 1993A                                                  6.15        09/02/2012        10,723
                 Poway Redevelopment Agency Tax
                   Allocation RB,
    5,000          Series 2000 (INS)(1)                                          5.75        06/15/2033         5,263
    2,065          Series 2001 (INS)(2)                                          5.00        12/15/2022         2,007
   13,400        Riverside County Public Financing
                   Auth. Tax Allocation RB,
                   Series 1997A                                                  5.63        10/01/2033        13,198
   20,225        Sacramento County Sanitation District
                   Finance Auth. RB,
                   Series 2000 (INS)(2)                                          5.63        12/01/2030        20,925
    6,000        Sacramento Power Auth. RB, Series 1995                          6.00        07/01/2022         6,232
    7,040        San Diego MFH RB, Series 1995A                                  6.45        05/01/2025         7,348
                 San Diego Unified School District GO,
    2,000          Series 2001C (INS)(4)                                         5.00        07/01/2017         1,999
    2,000          Series 2001C (INS)(4)                                         5.00        07/01/2020         1,956
    2,500          Series 2001C (INS)(4)                                         5.00        07/01/2021         2,438
    3,500          Series 2001C (INS)(4)                                         5.00        07/01/2022         3,402
   18,000        San Francisco Bay Area RB,
                   Series 1999 (INS)(3)                                          5.50        07/01/2029        18,363
                 San Francisco City and County Airport RB,
    3,190          2nd Series-Issue 24B (INS)(4)                                 5.63        05/01/2025         3,311
    8,845          2nd Series-Issue 24B (INS)(4)                                 5.63        05/01/2030         9,133
    9,500        San Joaquin Hills Transportation Corridor
                   Agency RB, Series 1993 (PRE)                                  6.75        01/01/2032        10,025

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                      COUPON             FINAL        MARKET
   AMOUNT        SECURITY                                                        RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
                 San Jose GO,
 $  2,365          Series 2001                                                   5.10%       09/01/2020      $  2,339
    2,000          Series 2001                                                   5.10        09/01/2021         1,972
    5,200        San Jose MFH RB, Series 1992A
                   (Countrybrook) (NBGA)(b)                                      4.95        04/01/2012         5,200
   14,000        Santa Ana Unified School District GO,
                   Series 2000 (INS)(3)                                          5.70        08/01/2029        14,605
   11,215        Santa Clara Valley Water District RB,
                   Series 2000A (INS)(3)                                         5.63        02/01/2025        11,624
   12,455        Southern California Public Power Auth. RB,
                   Series 1989 (LOC)                                             6.00        07/01/2018        12,464
                 State GO,
    7,000          Series 1999 (INS)(1)                                          5.50        09/01/2024         7,168
   10,000          Series 1999                                                   5.88        10/01/2026        10,531
   27,825          Series 2000 (INS)(2)                                          5.75        03/01/2030        29,126
                 Statewide Communities Development
                   Auth. COP,
    5,420          Lutheran Homes (ETM)                                          5.75        11/15/2021         5,678
    1,055          The Arc of San Diego (NBGA)                                   5.63        05/01/2021         1,075
                 Suisun City Public Financing Auth. RB,
   17,855          Series 1998A(a)                                               5.37        10/01/2028         3,543
   20,080          Series 1998A(a)                                               5.37        10/01/2033         2,902
                 Union Elementary School District CAB,
    3,200          Series 1999A (INS)(3,a)                                       6.20        09/01/2022         1,002
    2,600          Series 1999A (INS)(3,a)                                       6.21        09/01/2023           766
                 Univ. of California RB,
   12,000          Series 1991A (PRE)                                            6.88        09/01/2016        12,498
    4,000          Series 1996 (INS)(2)                                          5.75        07/01/2024         4,141
                 Upland Unified School District GO Bonds,
      305          Series B 4.7/4.7%, 8/01/2003 (INS)(4,c)                       4.70        08/01/2014           272
      845          Series B 4.8/4.8%, 8/01/2003 (INS)(4,c)                       4.80        08/01/2015           755
      500          Series B 4.9/5.0%, 8/01/2003 (INS)(4,c)                       4.90        08/01/2016           449
    1,300          Series B 5.125/5.125%, 8/01/2003 (INS)(4,c)                   5.13        08/01/2025         1,155
   14,675        Vallejo Sanitation and Flood Control
                   COP, Series 1993 (INS)(3)                                     5.00        07/01/2019        14,682
                 Washington Township Health Care District RB,
   11,000          Series 1993                                                   5.50        07/01/2018        11,029
    7,845          Series 1993                                                   5.25        07/01/2023         7,561
    7,085          Series 1999                                                   5.13        07/01/2023         6,640
    3,005          Series 1999                                                   5.25        07/01/2029         2,816
    1,515        Watsonville Hospital RB,
                   Series 1996A (ETM)                                            6.20        07/01/2012         1,713

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                      COUPON             FINAL        MARKET
   AMOUNT        SECURITY                                                        RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
                 PUERTO RICO (9.1%)
                 Commonwealth GO,
 $  6,500          Series 2001 (INS)(4)                                          5.00%       07/01/2023      $  6,354
    5,000          Series 2001A (INS)(1)                                         5.50        07/01/2016         5,404
   15,000          Series 2001A (INS)(4)                                         5.25        07/01/2020        15,435
   10,000          Series 2001B (INS)(4)                                         5.00        07/01/2021         9,859
   10,500        Electric Power Auth. RB, Refunding
                   Bonds Series Z (INS)(1)                                       5.25        07/01/2021        10,545
                 Highway and Transportation Auth. RB,
    6,600          Series Y (INS)(1)                                             5.50        07/01/2026         6,727
    5,650          Series Y (INS)(1)                                             5.50        07/01/2036         5,826
                                                                                                             --------
                 Total fixed-rate instruments (cost: $625,886)                                                640,963
                                                                                                             --------

                 VARIABLE-RATE DEMAND NOTES (2.6%)
                 CALIFORNIA (2.6%)
    4,700        Health Facilities Financing Auth. RB,
                   Series 2002A (LOC)                                            1.45        09/01/2025         4,700
                 Irvine Limited Obligation Improvement
                   Bonds,
    1,000          Assessment District 00-18, Series A (LOC)                     1.35        09/02/2026         1,000
    1,200          Assessment District 87-8 (LOC)                                1.35        09/02/2024         1,200
    2,200          Assessment District 94-13 (LOC)                               1.35        09/02/2022         2,200
    1,300          Assessment District 97-17 (LOC)                               1.35        09/02/2023         1,300
                 Irvine Ranch Water District
                   Consolidated Bonds,
      200          Series 1985 (LOC)                                             1.35        10/01/2005           200
      500          Series 1993 (LOC)                                             1.35        04/01/2033           500
      400        Irvine Ranch Water District RB,
                   Series 1991 (LOC)                                             1.35        08/01/2016           400
    4,300        Pollution Control Financing Auth. PCRB,
                   Series 2000 (ExxonMobil)                                      1.30        04/01/2017         4,300
    1,195        Riverside County MFH RB,
                   Series 1992A (LOC)                                            1.90        12/01/2015         1,195
                                                                                                             --------
                 Total variable-rate demand notes (cost: $16,995)                                              16,995
                                                                                                             --------

                 TOTAL INVESTMENTS (COST: $642,881)                                                          $657,958
                                                                                                             ========

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation                                 26.8%
Water/Sewer Utility                                12.6
Education                                           9.3
Electric/Gas Utility                                8.5
Hospital                                            8.0
Real Estate Tax/Fee                                 8.0
Escrowed Bonds                                      5.6
Special Assessment/Tax/Fee                          5.3
Nursing/CCRC                                        3.5
Multifamily Housing                                 3.4
Toll Roads                                          2.8
Airport/Port                                        2.1
Health Miscellaneous                                1.3
Single-Family Housing                               1.3
Other                                               1.0
                                                   ----
Total                                              99.5%
                                                   ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. These securities represented 2.7% of the Fund's net assets.

         (b) At March 31, 2002, the cost of securities purchased on a delayed-delivery basis was $15,736,000.

         (c) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield if the security is in zero-coupon form or the coupon rate once the security has converted.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

ASSETS
    Investments in securities, at market value (identified cost of $642,881)     $657,958
    Cash                                                                              124
    Receivables:
       Capital shares sold                                                            283
       Interest                                                                     8,827
       Securities sold                                                             10,992
                                                                                 --------
          Total assets                                                            678,184
                                                                                 --------

LIABILITIES
    Securities purchased                                                           15,736
    Capital shares redeemed                                                           451
    USAA Investment Management Company                                                178
    USAA Transfer Agency Company                                                       16
    Accounts payable and accrued expenses                                              14
    Dividends on capital shares                                                       852
                                                                                 --------
       Total liabilities                                                           17,247
                                                                                 --------
          Net assets applicable to capital shares outstanding                    $660,937
                                                                                 ========

REPRESENTED BY:
    Paid-in capital                                                              $647,373
    Accumulated net realized loss on investments                                   (1,513)
    Net unrealized appreciation of investments                                     15,077
                                                                                 --------
       Net assets applicable to capital shares outstanding                       $660,937
                                                                                 ========
    Capital shares outstanding                                                     61,572
                                                                                 ========
    Authorized shares of $.01 par value                                           140,000
                                                                                 ========
    Net asset value, redemption price, and offering price per share              $  10.73
                                                                                 ========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA CALIFORNIA BOND FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME
    Interest income                                                               $35,406
                                                                                  -------
    Expenses:
       Management fees                                                              2,088
       Administrative and servicing fees                                              676
       Transfer agent's fees                                                          233
       Custodian's fees                                                               133
       Postage                                                                         22
       Shareholder reporting fees                                                      38
       Directors' fees                                                                  4
       Professional fees                                                               33
       Other                                                                           24
                                                                                  -------
          Total expenses                                                            3,251
       Expenses paid indirectly                                                       (86)
                                                                                  -------
          Net expenses                                                              3,165
                                                                                  -------
             Net investment income                                                 32,241
                                                                                  -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain                                                               2,752
    Change in net unrealized appreciation/depreciation                            (20,779)
                                                                                  -------
             Net realized and unrealized loss                                     (18,027)
                                                                                  -------
    Increase in net assets resulting from operations                              $14,214
                                                                                  =======

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA CALIFORNIA BOND FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                        2002               2001
                                                                   ---------------------------
    Net investment income                                          $ 32,241          $  32,728
    Net realized gain on investments                                  2,752              6,159
    Change in net unrealized appreciation/depreciation
      of investments                                                (20,779)            30,821
                                                                   ---------------------------
       Increase in net assets resulting from operations              14,214             69,708
                                                                   ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                           (32,241)           (32,728)
                                                                   ---------------------------

FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                        80,237            102,114
    Dividend reinvestments                                           22,018             22,067
    Cost of shares redeemed                                         (86,528)           (74,631)
                                                                   ---------------------------
       Increase in net assets from capital share
          transactions                                               15,727             49,550
                                                                   ---------------------------
    Net increase (decrease) in net assets                            (2,300)            86,530

NET ASSETS
    Beginning of period                                             663,237            576,707
                                                                   ---------------------------
    End of period                                                  $660,937           $663,237
                                                                   ===========================

CHANGE IN SHARES OUTSTANDING
    Shares sold                                                       7,329              9,533
    Shares issued for dividends reinvested                            2,013              2,066
    Shares redeemed                                                  (7,921)            (6,984)
                                                                   ---------------------------
       Increase in shares outstanding                                 1,421              4,615
                                                                   ===========================

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's
                Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

27

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          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

                Net realized gains(losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:


                                               2002                   2001
                ----------------------------------------------------------------
                Tax-exempt income           $32,241,000            $32,728,000
                Long-term capital gains         --                      --

                As of March 31, 2002, the components of net assets on a tax basis were as follows:

                Undistributed tax-exempt income                    $   852,000
                Accumulated net realized loss on investments        (1,467,000)
                Net unrealized appreciation of investments          15,031,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the

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          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

                year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $86,000.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $15,736,000.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

29

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          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the suc-ceeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $1,467,000, which, if not offset by subsequent capital gains, will expire in 2008. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $254,258,000 and $250,195,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $642,927,000.

         Gross unrealized appreciation and depreciation of investments at March 31, 2002, for federal income tax purposes, were $20,984,000 and $5,953,000, respectively.

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          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

                Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

31

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

                of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE        ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)          AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%            +/- 0.04%
+/- 0.51% to 1.00%            +/- 0.05%
+/- 1.01% and greater         +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                          -----------------------------------------------------------------------------
                                              2002              2001             2000             1999             1998
                                          -----------------------------------------------------------------------------
Net asset value at
    beginning of period                   $  11.03          $  10.38         $  11.29         $  11.17         $  10.50
                                          -----------------------------------------------------------------------------
Income from investment operations:
    Net investment income                      .53               .56              .58              .59              .60
    Net realized and
      unrealized gain (loss)                  (.30)              .65             (.91)             .12              .67
                                          -----------------------------------------------------------------------------
Total from investment operations               .23              1.21             (.33)             .71             1.27
                                          -----------------------------------------------------------------------------
Less distributions:
    From net investment income                (.53)             (.56)            (.58)            (.59)            (.60)
                                          -----------------------------------------------------------------------------
Net asset value at end of period          $  10.73          $  11.03         $  10.38         $  11.29         $  11.17
                                          =============================================================================
Total return (%)*                             2.20             12.05            (2.91)            6.46            12.33
Net assets at end of period (000)         $660,937          $663,237         $576,707         $641,653         $533,747
Ratio of expenses to
    average net assets (%)                     .49(a)            .39              .39              .39              .40
Ratio of net investment income to
    average net assets (%)                    4.84              5.31             5.43             5.21             5.47
Portfolio turnover (%)                       38.84             33.06            48.46             7.20            20.16

   * Assumes reinvestment of all dividend income distributions during the period.
 (a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

33

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Born: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present);
         Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID G. PEEBLES(4)
         Director and Vice President
         Born: October 1939

         Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

35

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director
         Born: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present).
         Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

37

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KENNETH E. WILLMANN
         Vice President
         Born: August 1946

         Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Born: July 1948

         Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

         MARK S. HOWARD
         Assistant Secretary
         Born: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         DAVID M. HOLMES
         Treasurer
         Born: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis &
         Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

39

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                   TRUSTEES   Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
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                       INSURANCE [middot] MEMBER SERVICES

40860-0502                                   (C)2002, USAA. All rights reserved.